COMMITMENTS (Detail) - USD ($)			3 Months Ended
	Mar. 10, 2021	Mar. 08, 2021	Mar. 31, 2021	Dec. 31, 2020
Gain Contingencies [Line Items]
Number of units sold			24,300,287
Deferred fee per unit			$ 0.35	$ 0.35
Net proceeds	$ 22,542,813		$ 8,505,100
Gross Proceeds	$ 23,002,870
Underwriting fee (in percentage)	2.00%
Per unit Underwriting expense				$ 0.20
Underwriters discount				$ 4,400,000
Deferred underwriting discount				$ 7,700,000
Over-allotment option
Gain Contingencies [Line Items]
Number of units sold	2,300,287		3,300,000	25,300,000
Share Price	$ 10.00
Option to purchase units				3,300,000
Underwriters discount				$ 5,060,000
Deferred underwriting discount				$ 8,855,000
Initial Public Offering
Gain Contingencies [Line Items]
Number of units sold	2,300,287	22,000,000	24,300,287	22,000,000